UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08927

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2007 to March 31, 2007

Item 1:   Schedule of Investments

Credit Suisse Global High Yield Fund

Schedule of Investments

March 31, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (87.5%)
Aerospace & Defense (1.9%)
$25	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)§	(B, B3)	02/01/18	7.625	$26,125
75	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	76,125
75	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Notes (Callable 04/01/11 @ $104.25)‡	(B-, B3)	04/01/15	8.500	78,094
75	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 04/01/12 @ $104.88)§‡	(B-, Caa1)	04/01/17	9.750	78,562
125	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B-, Caa1)	11/15/14	7.750	133,437
50	L-3 Communications Corp., Global Company Guaranteed Notes (Callable 07/15/08 @ $103.06)	(BB+, Ba3)	07/15/13	6.125	49,500
125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	122,031
100	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	103,750
25	TransDigm, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/15/09 @ $105.81)‡	(B-, B3)	07/15/14	7.750	25,938

					693,562

Agriculture (0.2%)
75	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00)‡	(B, Caa1)	11/01/10	10.500	79,875

Auto Loans (4.2%)
310	Ford Motor Credit Co., Global Notes§	(B, B1)	10/01/13	7.000	288,537
250	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	249,282
250	Ford Motor Credit Co., Senior Unsecured Notes	(B, B1)	12/15/16	8.000	240,957
300	General Motors Acceptance Corp., Global Notes	(BB+, Ba1)	05/15/09	5.625	294,701
325	General Motors Acceptance Corp., Global Notes	(BB+, Ba1)	12/01/14	6.750	319,975
150	GMAC LLC, Senior Unsubordinated Notes	(BB+, Ba1)	12/15/11	6.000	145,633

					1,539,085

Automobile Parts & Equipment (2.1%)
75	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(CCC+, B2)	12/01/11	9.000	78,375
150	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B-, B2)	07/01/15	9.000	165,375
50	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes#‡	(B-, B2)	12/01/09	9.140	50,437
50	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.31)‡	(B-, B2)	12/01/11	8.675	54,000
50	Insurance Auto Auctions, Inc., Global Company Guaranteed Notes (Callable 04/01/09 @ $105.50)§	(CCC+, Caa1)	04/01/13	11.000	58,000
100	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, Caa1)	08/15/14	10.000	103,500
100	Titan International, Inc., Rule 144A, Senior Notes‡	(B, B3)	01/15/12	8.000	103,375
100	TRW Automotive, Inc., Rule 144A, Company Guaranteed Notes§‡	(BB-, Ba3)	03/15/14	7.000	98,500
50	Visteon Corp., Global Senior Notes	(CCC+, Caa2)	08/01/10	8.250	51,250

					762,812

Automotive (2.3%)
175	Ford Motor Co., Global Notes§	(CCC+, Caa1)	07/16/31	7.450	136,281
485	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	437,713
300	General Motors Corp., Global Senior Notes§	(B-, Caa1)	07/15/13	7.125	281,250

					855,244

Beverages (0.3%)
125	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	127,188

Brokerage (0.2%)
75	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)§	(BB-, Ba2)	12/01/15	7.875	81,281

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Building & Construction (1.7%)
$100	Ashton Woods USA/Finance, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)	(B-, B3)	10/01/15	9.500	$95,750
100	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/07 @ $104.19)§	(BB, Ba1)	04/15/12	8.375	96,750
100	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(BB, Ba1)	01/15/16	6.250	86,250
125	KB Home, Senior Notes§	(BB+, Ba1)	06/15/15	6.250	112,656
75	Standard Pacific Corp., Global Senior Notes§	(BB, Ba2)	08/15/15	7.000	67,313
50	Technical Olympic USA, Inc., Rule 144A, Senior Notes‡§	(B-, B2)	04/01/11	8.250	46,625
50	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)	(B-, Caa1)	03/15/15	6.625	47,000
75	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)§	(B, B3)	12/15/12	7.625	67,125

					619,469

Building Materials (1.9%)
100	Building Materials Corp., Global Secured Notes (Callable 08/01/09 @ $103.88)§	(BB-, B2)	08/01/14	7.750	98,750
200	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B-, B3)	10/01/12	9.875	208,000
50	General Cable Corp., Rule 144A, Senior Notes (Callable 04/01/12 @ $103.56)‡	(B+, B1)	04/01/17	7.125	50,563
75	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)§	(B-, B3)	12/15/12	7.875	75,750
75	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B-, B1)	11/01/11	9.000	77,625
75	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+, B3)	09/01/14	8.500	73,312
125	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(CCC+, Caa1)	02/15/12	9.000	109,062

					693,062

Chemicals (3.6%)
75	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B, B3)	06/15/14	9.625	85,569
100	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)#	(B-, B3)	11/15/14	9.875	84,625
200	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)	(BB, Ba2)	06/01/13	10.500	220,000
125	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.00)	(B+, B1)	09/15/14	8.000	131,562
150	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/11 @ $104.13)	(B+, B1)	09/15/16	8.250	161,250
50	Mosaic Co., Rule 144A, Senior Notes (Callable 12/01/10 @ $103.69)‡	(BB-, B1)	12/01/14	7.375	52,375
100	Mosaic Co., Rule 144A, Senior Notes (Callable 12/01/11 @ $103.81)‡	(BB-, B1)	12/01/16	7.625	106,000
175	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)#§+	(B-, B3)	02/01/14	0.000	154,875
50	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)§	(B+, B2)	05/15/10	10.625	53,000
100	PolyOne Corp., Senior Notes§	(B+, B2)	05/01/12	8.875	101,000
75	PQ Corp., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)#	(B-, B3)	02/15/13	7.500	76,125
100	Terra Capital, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $103.50)‡	(BB-, B1)	02/01/17	7.000	100,000

					1,326,381

Computer Hardware (0.3%)
125	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	123,750

Consumer Products (1.9%)
175	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)#+	(CCC+, B3)	10/01/12	0.000	157,938
175	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	172,812

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Consumer Products
$100	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00)	(CCC, Caa2)	02/01/12	8.000	$93,750
100	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B-, B3)	05/01/17	7.500	101,500
65	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/07 @ $103.13)	(B-, Caa1)	06/01/11	9.375	67,519
100	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B-, B3)	04/15/12	9.250	104,000

					697,519

Diversified Capital Goods (1.2%)
125	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	133,125
150	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(CCC+, B3)	08/01/14	9.500	156,750
50	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	50,875
100	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.94)	(CCC+, B3)	06/15/12	9.875	100,375

					441,125

Electric - Generation (3.4%)
225	AES Corp., Senior Notes§	(B, B1)	03/01/14	7.750	237,375
150	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B2)	05/01/16	8.375	156,750
100	Dynegy Holdings, Inc., Senior Notes§	(B-, B2)	04/01/11	6.875	100,750
292	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB-, Ba2)	01/02/16	8.560	319,755
175	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B-, B1)	01/15/17	7.375	180,031
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B-, B1)	02/01/14	7.250	77,062
50	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B-, B1)	02/01/16	7.375	51,500
125	Reliant Energy, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75)	(B, B2)	07/15/13	9.500	136,719

					1,259,942

Electric - Integrated (1.1%)
100	CMS Energy Corp., Senior Notes§	(B+, Ba3)	01/15/09	7.500	103,125
100	Mirant North America LLC, Global Company Guaranteed Notes (Callable 12/31/09 @ $103.69)	(B-, B2)	12/31/13	7.375	103,000
125	Sierra Pacific Resources, Global Senior Unsecured Notes (Callable 08/15/10 @ $103.38)	(B, B1)	08/15/17	6.750	128,225
70	TXU Corp., Series Q, Global Senior Notes	(BB+, Ba1)	11/15/24	6.500	59,348

					393,698

Electronics (1.8%)
125	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)§	(CCC+, Caa1)	05/15/13	7.750	122,969
38	Ampex Corp., Secured Notes^	(NR, NR)	08/15/08	12.000	37,631
325	Freescale Semiconductor, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.44)‡	(B, B1)	12/15/14	8.875	327,031
69	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.42)	(B-, B2)	02/15/12	10.250	72,795
100	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.63)‡	(B, Caa1)	01/15/16	11.250	103,750

					664,176

Energy - Exploration & Production (3.6%)
75	Chaparral Energy, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $104.44)‡	(CCC+, Caa1)	02/01/17	8.875	75,750
276	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB, Ba2)	01/15/16	6.875	280,830
125	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	119,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$100	Forest Oil Corp., Global Company Guranteed Notes (Callable 05/01/07 @ $103.88)§	(B+, B1)	05/01/14	7.750	$102,000
150	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡	(B, B3)	06/01/16	9.000	159,750
65	Magnum Hunter Resources, Inc., Global Company Guaranteed Notes (Callable 03/15/08 @ $103.20)	(BB-, B1)	03/15/12	9.600	68,250
150	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B-, B3)	07/15/13	9.125	160,500
125	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B, B1)	03/15/15	6.375	123,750
125	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB-, Ba2)	07/15/11	7.625	128,750
100	Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63)	(B, B1)	05/01/12	7.250	98,750

					1,317,705

Environmental (1.1%)
225	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, B3)	04/15/14	7.375	229,500
175	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC, Caa1)	04/15/14	9.500	184,187

					413,687

Food & Drug Retailers (1.4%)
100	Albertson’s LLC, Senior Unsecured Notes§	(B, B1)	05/01/13	7.250	103,804
75	Delhaize America, Inc., Global Company Guaranteed Notes	(BB+, Ba1)	04/15/11	8.125	82,412
175	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)§	(CC, Caa3)	08/01/11	9.750	169,312
75	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable 12/01/07 @ $102.90)	(B, B3)	12/01/11	8.875	78,375
75	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)	(B+, B1)	06/15/12	8.125	77,625

					511,528

Food - Wholesale (0.7%)
75	Dole Food Company Inc., Debentures§#	(B-, Caa1)	07/15/13	8.750	72,563
75	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)	(B-, Caa1)	08/01/11	10.500	79,125
100	Pinnacle Foods Holding Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $104.13)	(B-, B3)	12/01/13	8.250	109,255

					260,943

Forestry & Paper (3.1%)
150	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)§	(B+, B2)	10/15/14	7.125	149,250
100	Cellu Tissue Holdings, Global Secured Notes (Callable 03/15/08 @ $103.67)	(B, B2)	03/15/10	9.750	100,500
125	Georgia-Pacific Corp., Debentures	(B, B2)	06/15/15	7.700	128,750
100	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(B, Ba3)	01/15/17	7.125	100,750
100	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)	(B-, B3)	08/15/13	9.500	106,875
150	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	164,813
50	NewPage Corp., Global Senior Subordinated Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	54,500
225	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/07 @ $104.19)	(CCC+, B2)	07/01/12	8.375	226,687
125	Verso Paper Holdings LLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.56)‡	(B, B2)	08/01/14	9.125	130,625

					1,162,750

Gaming (5.0%)
75	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	76,875
125	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC+, B3)	08/01/13	8.000	126,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gaming
$97	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB-, Ba2)	11/15/19	7.250	$98,091
100	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)§	(B-, B3)	06/01/12	8.125	101,500
100	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)§	(B-, B3)	11/15/10	12.000	109,250
175	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	179,813
75	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B+, B1)	10/15/10	9.500	79,031
25	Majestic Star LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)§	(CCC+, Caa1)	01/15/11	9.750	23,938
100	MGM Mirage, Inc., Company Guaranteed Notes§	(B+, B1)	02/01/11	8.375	105,750
225	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	01/15/17	7.625	228,937
50	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	49,875
75	MGM Mirage, Inc., Global Senior Notes	(BB, Ba2)	09/01/12	6.750	74,906
125	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)§	(B-, Caa1)	06/01/15	8.500	126,875
100	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, Ba3)	09/15/14	9.125	103,250
83	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55)‡	(BB-, B1)	09/15/12	8.625	88,395
175	Wimar Opco LLC, Rule 144A, Senior Subordinated Notes (Callable 12/15/10 @ $104.81)‡	(CCC+, B3)	12/15/14	9.625	176,531
100	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BB-, B1)	12/01/14	6.625	99,500

					1,848,767

Gas Distribution (2.5%)
125	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(NR, B1)	05/20/16	7.125	125,938
225	El Paso Performance-Link, Rule 144A, Notes‡	(B+, B2)	07/15/11	7.750	240,469
100	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B, B1)	03/01/16	8.250	105,500
225	Williams Companies, Inc., Global Senior Unsecured Notes	(BB-, Ba2)	03/15/12	8.125	245,812
100	Williams Companies, Inc., Rule 144A, Notes‡#	(BB-, Ba2)	10/01/10	7.360	103,875
100	Williams Partners LP, Rule 144A, Bonds‡	(BB-, Ba3)	02/01/17	7.250	106,250

					927,844

Health Services (6.2%)
100	CDRV Investors, Inc., Global Senior Discount Notes (Callable 01/01/10 @ $104.81)#	(CCC+, Caa1)	01/01/15	9.625	86,500
100	CDRV Investors, Inc., Rule 144A, Senior Notes (Callable 12/01/07 @ $102.00)#‡	(CCC+, Caa1)	12/01/11	9.860	99,500
75	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)§	(B, B2)	03/15/15	7.250	76,219
100	Genesis Healthcare Corp., Senior Subordinated Notes (Callable 10/15/08 @ $104.00)	(B, B1)	10/15/13	8.000	106,750
225	HCA, Inc., Global Senior Unsecured Notes§	(B-, Caa1)	02/15/16	6.500	192,656
225	HCA, Inc., Rule 144A, Secured Notes (Callable 11/15/11 @ $104.63)‡	(BB-, B2)	11/15/16	9.250	243,281
300	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	281,250
100	Healthsouth Corp., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.38)‡	(CCC+, Caa1)	06/15/16	10.750	109,250
75	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(B-, B3)	06/15/14	8.750	78,000
75	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)§	(BB, Ba3)	01/15/16	7.000	76,125
75	Senior Housing Properties Trust, Senior Notes	(BB+, Ba2)	01/15/12	8.625	82,313
50	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/14	7.375	52,250
50	Service Corporation International, Global Senior Notes§	(BB-, B1)	10/01/18	7.625	53,125
75	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+, B1)	02/15/13	6.250	73,125
325	Tenet Healthcare Corp., Global Senior Notes§	(CCC+, Caa1)	07/01/14	9.875	329,875
100	Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50)	(B+, B2)	11/15/13	7.000	104,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Services
$75	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B-, B3)	11/01/11	10.125	$80,063
175	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	178,062

					2,303,219

Hotels (0.9%)
50	Felcor Lodging LP, Global Company Guaranteed Notes#	(B+, Ba3)	06/01/11	9.000	53,813
25	Felcor Lodging LP, Rule 144A, Secured Notes (Callable 12/01/07 @ $101.00)#‡	(B+, Ba3)	12/01/11	7.275	25,375
250	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	253,125

					332,313

Household & Leisure Products (0.4%)
75	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)	(B, B2)	06/15/14	8.250	79,313
75	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)§	(CCC+, B2)	01/15/14	7.875	77,250

					156,563

Leisure (0.8%)
75	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/07 @ $105.25)§	(CCC-, Caa1)	07/15/11	10.500	70,313
75	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88)§	(CCC, Caa1)	04/15/13	9.750	71,812
150	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC, Caa1)	06/01/14	9.625	141,750

					283,875

Machinery (0.6%)
100	Baldor Electric Co., Senior Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	106,250
125	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/07 @ $104.62)	(BB, Ba3)	08/01/11	9.250	131,875

					238,125

Media - Broadcast (2.3%)
100	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B-, B1)	12/15/12	7.750	103,000
75	Barrington Broadcasting Group, Rule 144A, Senior Subordiated Notes (Callable 08/15/10 @ $105.25)‡	(CCC+, B3)	08/15/14	10.500	79,125
100	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	107,625
100	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC-, Caa2)	01/15/13	11.610	104,750
100	Nexstar Finance, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.50)	(CCC+, B3)	01/15/14	7.000	96,500
100	Rainbow National Services LLC, Rule 144A, Senior Notes (Callable 09/01/08 @ $104.38)‡	(B+, B2)	09/01/12	8.750	106,875
90	Univision Communications, Inc. Class A, Rule 144A, Senior Notes (Callable 03/15/11@ $104.88)§‡	(CCC+, B3)	03/15/15	9.750	90,113
175	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)§	(CCC-, Caa1)	01/15/14	8.750	164,062

					852,050

Media - Cable (4.8%)
150	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	154,125
225	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 09/30/07 @ $103.92)§	(CCC-, Caa3)	05/15/14	11.750	216,563
300	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC-, Caa2)	10/01/15	11.000	312,750
200	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)§	(CCC-, Caa1)	11/15/13	8.750	208,000
125	Charter Communications Holdings LLC, Senior Discount Notes (Callable 04/01/07 @ $100.00)§	(CCC-, Caa3)	04/01/11	9.920	125,156
175	CSC Holdings, Inc., Rule 144A, Senior Notes#‡	(B+, B2)	04/15/12	6.750	174,563

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Cable
$35	CSC Holdings, Inc., Series B, Senior Notes§	(B+, B2)	04/01/11	7.625	$36,050
100	DirecTV Holdings/Finance, Global Senior Notes (Callable 03/15/08 @ $104.19)	(BB-, Ba3)	03/15/13	8.375	105,875
250	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	252,187
52	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/07 @ $100.00)	(B, B3)	10/01/09	9.750	52,975
50	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)§	(B, B3)	10/15/15	8.500	51,375
75	Mediacom LLC/Capital Corp., Senior Notes (Callable 02/15/08 @ $100.00)	(B, B3)	02/15/11	7.875	75,375

					1,764,994

Media - Services (0.2%)
100	WMG Holdings Corp., Global Senior Discount Notes (Callable 12/15/09 @ $104.75)+	(B, B2)	12/15/14	0.000	77,000

Metal & Mining - Excluding Steel (1.7%)
100	Aleris International, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.50)‡	(B-, B3)	12/15/14	9.000	106,000
25	Aleris International, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/11 @ $105.00)‡	(B-, Caa1)	12/15/16	10.000	26,250
75	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BB, Ba3)	04/01/15	8.250	80,906
25	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BB, Ba3)	04/01/17	8.375	27,094
125	Peabody Energy Corp., Global Company Guaranteed Notes	(BB, Ba1)	11/01/16	7.375	132,187
110	PNA Group, Inc., Rule 144A, Senior Notes (Callable 09/01/11 @ $105.38)‡	(B-, B3)	09/01/16	10.750	118,800
125	Southern Copper Corp., Global Senior Notes	(BBB-, Baa2)	07/27/15	6.375	128,727

					619,964

Non-Food & Drug Retailers (2.4%)
100	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+, B2)	02/15/12	9.000	103,250
75	Asbury Automotive Group, Inc. Rule 144A, Senior Subordinated Notes (Callable 03/15/12 @ $103.81)‡	(B, B3)	03/15/17	7.625	75,563
100	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	104,500
100	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)	(B-, B3)	06/01/12	8.375	92,500
370	Flooring America, Inc., Series B, Company Guaranteed Notesø^	(NR, NR)	10/15/07	9.250	0
25	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)	(B+, B1)	10/01/12	8.000	26,625
25	Michaels Stores, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $105.00)‡§	(CCC, B2)	11/01/14	10.000	26,875
175	Michaels Stores, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/01/11 @ $105.69)‡§	(CCC, Caa1)	11/01/16	11.375	189,437
100	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B-, B3)	10/15/15	10.375	112,000
89	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B2)	12/15/13	10.625	97,566
50	Yankee Acquisition Corp., Rule 144A, Senior Notes (Callable 02/15/11 @ $104.25)‡	(CCC+, B3)	02/15/15	8.500	50,875
25	Yankee Acquisition Corp., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.88)‡§	(CCC+, Caa1)	02/15/17	9.750	25,438

					904,629

Office Equipment (0.5%)
175	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)	(BB, Ba3)	09/15/15	7.750	183,750

Oil Field Equipment & Services (0.6%)
100	Hanover Compressor Co., Company Guanteed Notes (Callable 04/15/10 @ $103.75)	(B, B2)	04/15/13	7.500	103,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Field Equipment & Services
$125	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB-, Ba2)	07/15/14	7.375	$128,750

					231,750

Oil Refining & Marketing (0.9%)
100	Frontier Oil Corp., Global Senior Notes (Callable 10/01/07 @ $103.31)	(B+, B1)	10/01/11	6.625	100,250
150	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)§	(B-, B2)	05/15/14	8.000	162,750
65	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.50)§	(B-, B2)	05/15/12	11.000	69,225

					332,225

Packaging (2.9%)
75	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)	(BB, Ba1)	03/15/18	6.625	74,719
165	Berry Plastics Holding Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, B2)	09/15/14	8.875	169,537
100	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)	(CCC, Caa2)	12/01/12	11.000	101,250
125	Covalence Specialty Materials Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/11 @ $105.13)‡	(CCC+, B3)	03/01/16	10.250	125,625
70	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	73,150
125	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	128,125
100	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B, B3)	05/15/13	8.250	104,750
75	Owens-Illinois, Inc., Debentures§	(B, Caa1)	05/15/18	7.800	77,063
75	Pliant Corp., Global Secured Notes (Callable 06/01/07 @ $105.56)§	(CCC, Caa1)	09/01/09	11.125	75,375
0	Pliant Corp., Global Secured Notes (Callable 06/15/07 @ $111.62)(1)	(B-, NR)	06/15/09	11.625	130
150	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(CCC-, Caa2)	02/15/14	8.500	128,437

					1,058,161

Printing & Publishing (2.1%)
75	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/07 @ $100.00)	(CCC-, Caa2)	05/01/09	10.250	71,250
75	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)	(CCC+, Caa1)	07/15/12	9.250	78,938
500	Premier Graphics, Inc., Company Guaranteed Notes^ø	(NR, NR)	12/01/05	11.500	0
275	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)§	(B, B3)	01/15/13	6.875	268,812
50	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, B3)	01/15/16	8.875	53,375
75	Reader’s Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50)‡	(CCC+, Caa1)	02/15/17	9.000	72,563
135	Valassis Communications, Inc., Rule 144A, Senior Notes (Callable 03/01/11 @ $104.13)‡	(B-, B3)	03/01/15	8.250	133,312
100	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/07 @ $102.72)§	(CCC, Caa1)	06/15/09	10.875	101,500

					779,750

Restaurants (0.5%)
215	AmeriKing, Inc., Senior Notesø^	(NR, NR)	11/15/07	10.750	0
29	AmeriKing, Inc., Senior Notesø^	(NR, NR)	05/15/08	13.000	0
200	AmeriKing, Inc., Unitsø^	(NR, NR)	05/15/08	13.000	0
50	Buffets, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $106.25)	(CCC, Caa1)	11/01/14	12.500	52,250
125	Denny’s Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(B-, B3)	10/01/12	10.000	133,906

					186,156

Software/Services (1.1%)
225	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	246,656

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Software/Services
$147	UGS Capital Corp. II, Rule 144A, Senior Notes (Callable 06/01/08 @ $102.00)‡#	(B-, Caa1)	06/01/11	10.348	$150,374

					397,030

Steel Producers/Products (0.6%)
100	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88)	(B+, B2)	06/15/12	7.750	102,125
100	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.63)	(B-, B3)	02/15/14	11.250	106,000

					208,125

Support-Services (4.8%)
200	Aramark Corp. Class B, Rule 144A, Senior Notes (Callable 02/01/11 @ $104.25)‡	(B-, B3)	02/01/15	8.500	209,000
75	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50)‡	(B, B3)	08/15/16	9.000	80,250
50	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	52,875
75	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)§	(CCC+, Caa1)	06/01/16	10.250	81,750
175	Hertz Corp. Class A, Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B, B1)	01/01/14	8.875	189,437
150	HydroChem Industrial Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/09 @ $104.63)‡	(CCC+, B3)	02/15/13	9.250	154,500
75	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B, B3)	01/01/16	6.625	72,750
100	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/07 @ $105.34)+	(CCC+, Caa1)	05/15/13	0.000	103,750
75	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/07 @ $104.81)	(CCC+, B3)	05/15/12	9.625	78,750
100	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88)‡	(B-, B3)	08/01/14	9.750	106,250
150	Rental Service Corp., Rule 144A, Bonds (Callable 12/01/10 @ $104.75)‡	(B-, Caa1)	12/01/14	9.500	160,500
105	Travelport, Inc., Rule 144A, Senior Notes (Callable 09/01/10 @ $104.94)‡	(B-, Caa1)	09/01/14	9.875	110,513
225	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)§	(B, B3)	02/15/14	7.000	225,562
150	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+, B3)	10/01/15	8.500	157,875

					1,783,762

Telecom - Fixed Line (0.9%)
250	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callabe 02/15/09 @ $102.00)‡#	(CCC+, B3)	02/15/15	9.150	253,125
25	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC+, B3)	11/01/14	9.250	25,813
50	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	53,750

					332,688

Telecom - Intergrated/Services (2.9%)
100	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B-, B2)	01/15/14	8.375	102,750
50	Citizens Communications Co., Senior Notes	(BB+, Ba2)	01/15/13	6.250	49,875
50	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC+, B3)	05/01/15	12.500	55,000
75	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B-, B1)	04/15/14	9.500	79,313
41	PanAmSat Corp., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.50)	(B, B2)	08/15/14	9.000	44,588
150	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)#	(B+, Ba3)	02/15/11	7.250	154,312

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Intergrated/Services
$75	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	$77,625
240	Qwest Corp., Global Senior Notes	(BB+, Ba1)	06/15/15	7.625	257,400
50	Qwest Corp., Global Senior Unsecured Notes	(BB+, Ba1)	10/01/14	7.500	53,000
50	Windstream Corp., Global Company Guaranteed Notes	(BB-, Ba3)	08/01/13	8.125	54,375
150	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB-, Ba3)	08/01/16	8.625	164,812

					1,093,050

Telecom - Wireless (2.3%)
8	American Cellular Corp., Series B, Global Senior Notes (Callable 08/01/07 @ $105.00)	(CCC, B3)	08/01/11	10.000	8,510
75	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B2)	06/15/13	10.125	81,375
100	Centennial Communications Corp. Global Senior Notes (Callable 01/01/09 @ $107.50)§	(CCC, Caa1)	01/01/13	10.000	108,375
125	Cricket Communications, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.69)‡	(CCC, Caa2)	11/01/14	9.375	133,125
175	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44)§	(CCC, Caa2)	10/01/13	8.875	181,125
125	Metro PCS Wireless, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC, Caa2)	11/01/14	9.250	132,812
125	Rural Cellular Corp. Class A, Global Senior Subordinated Notes (Callable 01/15/08 @ $101.63)§	(CCC, Caa2)	01/15/10	9.750	129,375
75	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)§	(CCC-, Caa2)	06/01/13	8.500	77,625

					852,322

Textiles & Apparel (0.6%)
75	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)§	(B-, B3)	01/15/15	9.750	82,687
75	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13)	(B-, B3)	12/15/12	12.250	82,688
50	Phillips-Van Heusen Corp., Global Senior Notes (Callable 02/15/08 @ $103.62)	(BB, Ba3)	02/15/11	7.250	51,375

					216,750

Theaters & Entertainment (0.8%)
175	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B3)	03/01/14	8.000	178,938
125	Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @ $104.88)#	(CCC+, B3)	03/15/14	9.750	115,000

					293,938

Tobacco (0.2%)
75	Reynolds American, Inc., Global Company Guaranteed Notes	(BB, Ba2)	06/01/13	7.250	78,968

TOTAL CORPORATE BONDS (Cost $32,234,461)					32,362,550

FOREIGN BONDS (12.3%)
Chemicals (0.8%)
150	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(B-, B2)	08/15/15	8.375	157,125
125	Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B-, B2)	02/15/16	8.500	120,312

					277,437

Electronics (1.0%)
75	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/09 @ $105.06) (Singapore)#	(B, B2)	12/01/13	10.125	81,563
50	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)	(B-, B2)	07/01/11	7.875	48,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Electronics
$125	NXP BV/NXP Funding LLC, Rule 144A, Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)‡	(BB+, Ba2)	10/15/14	7.875	$129,687
90	STATS ChipPAC, Ltd., Global Company Guaranteed Notes (Callable 11/15/08 @ $103.38) (Singapore)§	(BB, Ba2)	11/15/11	6.750	93,375

					353,250

Energy - Exploration & Production (0.5%)
175	OPTI Canada, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.13)‡	(BB, B1)	12/15/14	8.250	182,875

Food & Drug Retailers (0.3%)
100	Jean Coutu Group PJC, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada)§	(B-, Caa2)	08/01/14	8.500	109,000

Forestry & Paper (0.8%)
150	Abitibi-Consolidated, Inc., Global Notes (Canada)	(B+, B2)	06/15/11	7.750	144,000
50	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)	(B+, B2)	11/15/11	7.950	48,875
100	Smurfit Kappa Funding, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)§	(B-, Caa1)	04/01/15	7.750	102,500
30	Tembec Industries, Inc., Global Company Guaranteed Notes (Canada)§	(CCC-, Ca)	03/15/12	7.750	18,375

					313,750

Gaming (0.6%)
150	Codere Finance Luxembourg SA, Senior Notes (Callable 6/15/10 @ 104.13) (Luxembourg)	(B, B2)	06/15/15	8.250	213,400

Leisure (0.2%)
75	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(B, B3)	07/15/14	10.625	74,625

Media - Cable (2.0%)
50	Kabel Deutschland GmbH, Global Company Guaranteed Notes (07/01/09 @ $105.31) (Germany)	(B-, B2)	07/01/14	10.625	56,000
150	NTL Cable PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B-, B2)	04/15/14	9.750	311,855
175	Unity Media GmbH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+, Caa2)	02/15/15	10.125	257,120
100	Videotron Ltee, Global Company Guaranteed Notes (Callable 12/15/10 @ $103.19) (Canada)	(B+, Ba2)	12/15/15	6.375	98,750

					723,725

Metal & Mining - Excluding Steel (0.0%)
504	International Utility Structures, Inc., Subordinated Notes (Canada)^ø	(NR, NR)	02/01/08	13.000	0

Packaging (0.4%)
100	Gerresheimer Holdings GmbH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ $103.94) (Germany)‡	(B-, Caa1)	03/01/15	7.875	139,771

Pharmaceuticals (0.4%)
82	Biovail Corp., Yankee Senior Subordinated Notes (Callable 04/01/08 @ $100.00) (Canada)	(NR, NR)	04/01/10	7.875	83,614
75	Elan Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 12/01/10 @ $104.44) (Ireland)‡	(B, B3)	12/01/13	8.875	76,594

					160,208

Printing & Publishing (0.2%)
75	Quebecor World, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $104.88) (Canada)‡	(B+, B2)	01/15/15	9.750	79,125

Support-Services (0.8%)
75	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B3)	08/01/15	8.625	78,750
150	Carlson Wagonlit BV, Rule 144A Senior Notes (Callable 11/01/07 @ $104.00) (Netherlands)#‡	(B-, B2)	05/01/15	9.531	210,904

					289,654

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Telecom - Intergrated/Services (2.9%)
$150	BCM Ireland Finance, Rule 144A (Callable 08/15/07 @ $102.00) (Ireland)‡#	(B-, B2)	08/15/16	8.814	$206,661
175	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)§	(B-, B3)	12/15/14	10.750	190,750
100	Hellas II, Rule 144A, Subordinated Notes (Callable 01/15/08 @ $102.00) (Luxembourg)‡#	(CCC+, Caa1)	01/15/15	11.116	103,250
375	Intelsat, Ltd., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.62) (Bermuda)‡	(B, Caa1)	06/15/16	11.250	427,500
100	Nordic Telephone Co. Holdings, Rule 144A, Notes (Callable 05/01/07 @ $102.00) (Denmark)‡#	(B, B2)	05/01/16	9.281	136,277

					1,064,438

Telecom - Wireless (0.2%)
50	Rogers Cable, Inc., Global Secured Notes (Canada)	(BB+, Baa3)	06/15/13	6.250	51,000
25	Rogers Wireless Communications, Inc., Global Secured Notes (Canada)§	(BB+, Ba1)	12/15/12	7.250	26,844

					77,844

Telecommunication Equipment (0.1%)
50	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada)‡#	(B-, B3)	07/15/11	9.610	53,750

Textiles & Apparel (0.7%)
200	IT Holding Finance SA, Rule 144A, Senior Notes (Luxembourg)‡	(CCC+, Caa1)	11/15/12	9.875	275,548

Transportation - Excluding Air/Rail (0.4%)
150	Ship Finance International, Ltd., Global Company Guaranteed (Callable 12/15/08 @ $104.25) (Bermuda)	(B+, B1)	12/15/13	8.500	154,500

TOTAL FOREIGN BONDS (Cost $4,786,429)					4,542,900

Number of Shares		Value

COMMON STOCKS (0.6%)
Automobile Parts & Equipment (0.0%)
413,097	Cambridge Industries Liquidating Trust*^	0
588	Safelite Realty Corp.*^	4,704

		4,704

Electric - Integrated (0.3%)
2,525	Mirant Corp.*	102,161

Food - Wholesale (0.3%)
70	Crunch Equity Holding LLC Class A*	112,458

TOTAL COMMON STOCKS (Cost $144,444)		219,323

WARRANTS (0.0%)
Telecom - Wireless (0.0%)
500	iPCS, Inc., Rule 144A, strike price $5.50 expires 07/15/10*‡ (Cost $0)	0

SHORT-TERM INVESTMENT (25.4%)
9,411,595	State Street Navigator Prime Portfolio§§ (Cost $9,411,595)	9,411,595

TOTAL INVESTMENTS AT VALUE (125.8%) (Cost $46,576,929)		46,536,368
LIABILITIES IN EXCESS OF OTHER ASSETS (-25.8%)		(9,540,110)

NET ASSETS (100.0%)		$36,996,258

INVESTMENT ABBREVIATION

NR=Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $9,314,942 or 25.2% of net assets.

+	Step Bond — The interest rate stated is as of March 31, 2007 and will reset at a future date.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable rate obligations — The interest rate shown is the rate as of March 31, 2007.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
ø	Bond is currently in default.
(1)	Par value of security held is less than 1,000.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $46,576,929, $1,492,882, $(1,533,443) and $(40,561), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                         Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                         Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 23, 2007